Derivative financial instrument liabilities	6 Months Ended
Feb. 28, 2026
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

12.	Derivative financial instrument liabilities

	February 28, 2026	August 31, 2025
Derivative warrant liabilities	$-	$1,011
Total derivative financial instrument liabilities	$-	$1,011

a)	Derivative warrant liabilities

Amount
As at August 31, 2025	$1,011
Change in fair value	32,106
Warrants expired	(1,585)
Warrants exercised	(31,532)
As at February 28, 2026	$-

During the three and six months ended February 28, 2026, the Company recognized a loss on fair value remeasurement of derivative warrant liabilities of $23.5 million and $30.5 million, respectively (2025 – gain of $0.8 million and $1.7 million, respectively), which has been recorded in the consolidated statements of (loss) income.

During the period, derivative warrant liabilities were fully extinguished as a result of:

•	the exercise of 34.7 million warrants by holders, resulting in the issuance of common shares of the Company; and
•	the expiry of 1.5 million unexercised warrants.

Upon exercise, the carrying value of the related derivative warrant liabilities was reclassified to share capital together with the cash proceeds received. Upon expiry, the carrying value of the derivative warrant liabilities was derecognized in accordance with the Company’s accounting policy in the consolidated statements of (loss) income.

As at February 28, 2026, the Company had no outstanding derivative warrant liabilities (August 31, 2025: $1.0 million).

Fair values of derivative warrant liabilities were calculated using the Black-Scholes Option Pricing Model with the following assumptions:

	February 28, 2026	August 31, 2025
Share price	$0.96 - $1.83	$0.39
Risk-free interest rate	0.00% - 3.73%	3.70% - 4.01%
Dividend yield	0%	0%
Expected volatility	0% - 81%	42% - 44%
Remaining term (in years)	0.0 – 1.0	0.5 - 1.4

The fair value is classified as Level 3 as expected volatilities are determined using adjusted historical volatilities and were therefore not an observable input.